Summary of accounting policies	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Summary of accounting policies
1. Summary of accounting policies:
Description of business —
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Investment Management and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for domestic and overseas investors, investment and management for investment corporation and for funds for institutional investors, and management of Tokumei kumiai (silent partnerships). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory.
The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2023 as filed on June 28, 2023 as amended by certain new accounting pronouncements adopted by the Company during the six months ended September 30, 2023 and discussed further below.
Use of estimates —
There have been no significant adverse changes in accounting estimates used by management which have had a significant adverse effect on the Company’s financial position or financial performance during the six months ended September 30, 2023.
New accounting pronouncements recently adopted —
No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2023.
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted since April 1, 2023, the date of adoption by Nomura and whether the new accounting pronouncement has had a material financial impact on these consolidated financial statements on adoption or prospectively since adoption:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2022-02 “Financial instruments – Credit losses (Topic 326): Troubled debt restructurings and vintage disclosures”
•  Eliminates specific recognition and measurement guidance for troubled debt restructurings (“TDRs”). Single guidance to be applied to all modifications when determining whether a modification results in a new receivable or a continuation of an existing receivable.

•  Requires to use a discounted cash flow (“DCF”) or reconcilable method for measurement of current expected credit losses for modified receivables is removed; where a DCF method is used for the measurement, an effective interest rate (EIR) derived from the modified contractual terms should be applied.

•  Enhances disclosures by creditors for modifications of receivables from debtors experiencing financial difficulty in the form of principal forgiveness, an interest rate reduction, other-than-insignificant payment delay or term extension.

•  Augments the current requirements for public business entity creditors to disclose current-period gross write-offs by year of origination (i.e., the vintage year) for financing receivables and net investments in leases.
		Nomura has adopted the amendments prospectively from April 1, 2023.	No material financial impact on initial adoption or since adoption. See Note 7. “ Financing receivables ” for related new disclosures.

Future accounting developments —
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after October 1, 2023, the expected date of adoption by Nomura and whether the new accounting pronouncement may have a material financial impact on these consolidated financial statements on initial adoption or prospectively:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2022-03 “Fair value measurement (Topic 820)”
•  Clarifies that a contractual sale restriction is an entity-specific characteristic and therefore should not be considered in the fair value measurement of an equity security.

•  Enhances disclosures for fair value of investments in equity securities subject to contractual sale restrictions, nature and remaining duration of the restrictions and circumstances that could cause a lapse in the restrictions.
		Nomura currently plans to adopt the amendments prospectively from April 1, 2024.	No material financial impact expected.